PAINEWEBBER CASHFUND, INC.                                     SEMIANNUAL REPORT

Dear Shareholder,                                              November 15, 1999

   We are pleased to present you with the semiannual report for the PaineWebber Cashfund, Inc. (the "Fund") for the six-month period ended September 30, 1999.

MARKET REVIEW
--------------------------------------------------------------------------------
[GRAPHIC]

During the six-month period, fears of higher inflation became the dominant theme of the fixed income markets, and bond yields rose in response. Interest rates rose as the markets reacted to improving economic prospects in Asia and Latin America, rapidly growing U.S. demand, higher oil prices and fears that future wage increases might not be offset by commodity deflation. By the end of the semiannual period on September 30, 1999, the Federal Reserve had raised the federal funds rate twice, by 0.25% each time, to 5.25%.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE AND CHARACTERISTICS

                                        9/30/99                 3/31/99
--------------------------------------------------------------------------------
Seven-Day Yield(+)                        4.79%                  4.39%
Weighted Average Maturity                48 days                51 days
Total Net Assets                      $5.7 billion           $6.1 billion
--------------------------------------------------------------------------------

(+) Yields will fluctuate

HIGHLIGHTS

   We remained slightly bullish on the fixed income markets during the first part of the period, expecting interest rates to remain unchanged. Since we did not expect major changes in rates, we kept the Fund's weighted average maturity slightly longer than the average of its peer group. During the last three months of the period, we returned the Fund's maturity to the average of its peer group in anticipation of rising interest rates. We maintained our focus on top-tier credit quality instruments. Y2K remains a major focus for portfolio investments as issuer supply dwindles toward year-end.

Sector Allocation*

As of 9/30/99                                    As of 3/31/99
-------------------------------------------------------------------------------------------
Commercial Paper                   64.5%         Commercial Paper                   56.1%
U.S. Gov't & Agency                24.5%         U.S. Gov't & Agency                26.6%
Bank Notes                          5.9%         Short-Term Corporate                6.8%
Mutual Funds                        3.1%         Bank Notes                          6.3%
Short-Term Corporate                1.1%         Certificates of Deposit             3.9%
Certificates of Deposit             0.9%         Repurchase Agreements               0.3%
-------------------------------------------------------------------------------------------
Total                             100.0%         Total                             100.0%

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

[SIDENOTE:]
PAINEWEBBER CASHFUND, INC.
PROFILE
as of September 30, 1999

INVESTMENT GOAL:
Principal stability and current
income

PORTFOLIO MANAGER:
Susan P. Ryan, Mitchell Hutchins
Asset Management Inc.

COMMENCEMENT:
January 20, 1978

DIVIDEND PAYMENTS:
Monthly

SEMIANNUAL REPORT

OUTLOOK
--------------------------------------------------------------------------------

   We are closely monitoring the market as Y2K approaches. It is likely that issues of new short-term debt will decrease toward year-end, limiting supplies and potentially triggering price increases. Also, investors might seek safety by reducing their exposure to corporate credits and increasing their positions in U.S. government securities, precipitating a "flight to quality." To provide sufficient liquidity at year-end, we expect to maintain a position of about 20% in U.S. Government securities. However, this planned defensive posture may change in response to changing market circumstances as Y2K approaches.

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW of a fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,




/s/ Margo Alexander                 /s/ Brian M. Storms
-------------------                 -------------------
MARGO ALEXANDER                     BRIAN M. STORMS
Chairman and                        President and
Chief Executive Officer             Chief Operating Officer
Mitchell Hutchins                   Mitchell Hutchins
Asset Management Inc.               Asset Management Inc.




/s/ Dennis L. McCauley              /s/ Susan P. Ryan
----------------------              -----------------
DENNIS L. McCAULEY                  SUSAN P. RYAN
Managing Director and               Senior Vice President
Chief Investment Officer -          Mitchell Hutchins
Fixed Income                        Asset Management Inc.
Mitchell Hutchins
Asset Management Inc.


   This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended September 30, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.




(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER CASHFUND, INC.

STATEMENT OF NET ASSETS                            SEPTEMBER 30, 1999(UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                                                MATURITY DATES          INTEREST RATES           VALUE
---------                                                          ----------------------  -----------------------  --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--24.63%
$ 280,000  U.S. Treasury Bills...................................   10/14/99 to 07/20/00      3.850 to 4.870%@      $  276,502,528
   50,000  U.S. Treasury Notes...................................         01/31/00                  5.375               50,015,886
   15,000  Federal Farm Credit Bank..............................         02/01/00                  4.800               14,997,675
  211,000  Federal Home Loan Bank................................   10/28/99 to 06/02/00       5.000 to 5.625          211,032,476
  173,000  Federal Home Loan Bank................................   10/01/99 to 10/05/99       5.286 to 5.366*         172,966,078
  130,000  Federal Home Loan Mortgage Association................   12/10/99 to 02/04/00       5.110 to 5.510@         127,959,789
   40,000  Federal Home Loan Mortgage Corporation................         10/05/99                 5.356*               40,008,521
  189,000  Federal National Mortgage Association.................   12/13/99 to 04/28/00       4.550 to 5.470          186,489,088
   30,000  Federal National Mortgage Association.................         11/09/99                 5.120*               29,987,172
  295,350  Student Loan Marketing Association....................   10/01/99 to 10/05/99       5.136 to 5.556*         295,297,140
                                                                                                                    --------------
Total U.S. Government and Agency Obligations
  (cost--$1,405,256,353).........................................                                                    1,405,256,353
                                                                                                                    --------------

DOMESTIC BANK NOTES--5.95%
   20,000  Comerica Bank N.A., Detroit...........................         10/04/99                 5.255*               19,998,000
   17,000  FCC National Bank.....................................         02/16/00                  5.058               16,998,296
   88,600  First Tennessee Bank N.A. Memphis.....................   01/14/00 to 03/08/00       5.100 to 5.280           88,595,966
   65,000  First Tennessee Bank N.A. Memphis.....................         10/05/99             5.376 to 5.416*          65,000,000
   73,000  Key Bank N.A..........................................   04/25/00 to 06/26/00       5.650 to 5.750           73,040,260
   50,000  LaSalle National Bank.................................   02/07/00 to 07/17/00       5.010 to 5.650           49,989,633
   26,000  Nationsbank N.A.......................................   01/11/00 to 06/01/00       5.000 to 5.390           25,987,381
                                                                                                                    --------------
Total Domestic Bank Notes (cost--$339,609,536)...................                                                      339,609,536
                                                                                                                    --------------

DOMESTIC CERTIFICATES OF DEPOSIT--0.88%
   25,000  First Tennessee Bank N.A. Memphis.....................         03/06/00                  5.280               25,000,000
   25,000  Harris Trust & Savings Bank...........................         02/01/00                  5.000               24,997,565
                                                                                                                    --------------
Total Domestic Certificates of Deposit (cost--$49,997,565).......                                                       49,997,565
                                                                                                                    --------------

COMMERCIAL PAPER@--64.95%
ASSET BACKED-BANKING--2.32%
  135,000  Atlantis One Funding Corporation......................   01/18/00 to 02/10/00       5.420 to 5.870          132,420,939
                                                                                                                    --------------
ASSET BACKED-FINANCE--0.23%
   13,000  Beta Finance Incorporated.............................         10/25/99                  4.820               12,958,227
                                                                                                                    --------------
ASSET BACKED-MISCELLANEOUS--14.37%
   65,000  Asset Securitization Cooperative Corporation..........   10/20/99 to 01/26/00       5.150 to 5.420           64,227,449
   50,000  Asset Securitization Cooperative Corporation..........         10/15/99                 5.430*               50,000,000
    5,022  Delaware Funding Corporation..........................         10/26/99                  5.370                5,003,272
   85,573  Enterprise Funding Corporation........................   10/06/99 to 10/27/99       5.160 to 5.350           85,363,914
  130,380  Falcon Asset Securitization Corporation...............   10/08/99 to 01/27/00       5.170 to 5.900          129,805,124
   40,752  Parthenon Receivables Funding LLC.....................   10/04/99 to 10/13/99       5.330 to 5.370           40,696,216
  102,445  Preferred Receivables Funding Corporation.............   10/19/99 to 11/12/99       5.330 to 5.400          102,064,289
  113,999  Quincy Capital Corporation............................   10/06/99 to 10/25/99       5.170 to 5.350          113,768,871
   12,026  Receivables Capital Corporation.......................         10/20/99                  5.330               11,992,170
  133,815  Triple-A One Funding..................................   10/08/99 to 10/28/99       5.350 to 5.360          133,539,394
   85,000  Variable Funding Capital Corporation..................   01/10/00 to 01/19/00       5.780 to 5.870           83,552,312
                                                                                                                    --------------
                                                                                                                       820,013,011
                                                                                                                    --------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                MATURITY DATES          INTEREST RATES           VALUE
---------                                                          ----------------------  -----------------------  --------------
COMMERCIAL PAPER@--(CONTINUED)
AUTO & TRUCK--6.69%
$  53,000  BMW US Capital Incorporated...........................   10/20/99 to 10/21/99           5.280%           $   52,848,640
  140,000  Daimler Chrysler N.A. Holding Corporation.............   10/15/99 to 10/25/99       5.170 to 5.320          139,564,911
  130,000  Ford Motor Credit Corporation.........................   10/07/99 to 10/26/99       5.290 to 5.300          129,745,653
   25,000  General Motors Acceptance Corporation.................         10/25/99                  5.300               24,911,667
   35,000  PACCAR Financial Corporation..........................         12/20/99                  5.320               34,586,222
                                                                                                                    --------------
                                                                                                                       381,657,093
                                                                                                                    --------------
BANKING--DOMESTIC 10.12%
   50,000  ABN Amro North America Finance Incorporated...........         10/18/99                  5.300               49,874,861
   21,750  B.B.V. Finance (Delaware) Incorporated................         10/18/99                  5.310               21,695,462
   45,000  BCI Funding Corporation...............................   10/04/99 to 10/12/99            5.300               44,944,792
   25,000  Cariplo Finance Incorporated..........................         10/07/99                  5.300               24,977,917
   95,000  Den Danske Corporation................................   10/14/99 to 12/22/99       5.300 to 5.340           94,254,461
  160,000  Fortis Funding LLC....................................   10/25/99 to 12/28/99       5.330 to 5.400          158,475,133
   89,000  Santander Finance (Delaware) Incorporated.............   10/13/99 to 12/16/99       5.300 to 5.375           88,473,569
   65,000  Societe Generale North America, Incorporated..........         10/28/99                  5.290               64,742,113
   30,000  Westpac Capital Corporation...........................         10/05/99                  4.820               29,983,933
                                                                                                                    --------------
                                                                                                                       577,422,241
                                                                                                                    --------------
BROKER-DEALER--2.71%
   40,000  Goldman Sachs Group Incorporated......................         10/14/99                  5.160               39,925,467
  115,000  Morgan Stanley Dean Witter & Company..................         10/01/99             5.460 to 5.560          115,000,000
                                                                                                                    --------------
                                                                                                                       154,925,467
                                                                                                                    --------------
BUSINESS SERVICES--1.31%
   75,000  Electronic Data Systems...............................   10/06/99 to 10/07/99       5.290 to 5.300           74,941,153
                                                                                                                    --------------
CHEMICALS--0.37%
   21,000  Henkel Corporation....................................         10/13/99                  5.270               20,963,110
                                                                                                                    --------------
CONSUMER PRODUCTS--1.47%
   10,000  Clorox Company........................................         10/18/99                  5.280                9,975,067
   74,200  Colgate Palmolive.....................................   10/13/99 to 10/14/99            5.280               74,063,996
                                                                                                                    --------------
                                                                                                                        84,039,063
                                                                                                                    --------------
DRUGS, HEALTH CARE--2.36%
   43,210  American Home Products................................   10/18/99 to 10/19/99       5.280 to 5.300           43,099,130
   25,000  Glaxo Wellcome Incorporated...........................         10/21/99                  5.280               24,926,666
   66,750  Pfizer Incorporated...................................   10/08/99 to 10/19/99       5.270 to 5.280           66,614,162
                                                                                                                    --------------
                                                                                                                       134,639,958
                                                                                                                    --------------
ENERGY--1.57%
   90,000  Exxon Imperial U.S. Incorporated......................   10/12/99 to 10/19/99            5.280               89,829,133
                                                                                                                    --------------
FINANCE-AIRCRAFT--0.32%
   18,052  International Lease Financing.........................         10/06/99                  5.270               18,038,787
                                                                                                                    --------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                MATURITY DATES          INTEREST RATES           VALUE
---------                                                          ----------------------  -----------------------  --------------
COMMERCIAL PAPER@--(CONTINUED)
FINANCE-CONDUIT--4.84%
$  30,000  ANZ (Delaware) Incorporated...........................         12/21/99                 5.325%           $   29,640,562
  194,182  MetLife Funding Incorporated..........................   10/07/99 to 10/22/99       5.280 to 5.290          193,804,665
   28,000  Svenska Handelsbanken Incorporated....................         10/15/99                  5.160               27,943,813
   25,000  UBS Finance (Delaware) LLC............................         12/23/99                  4.820               24,722,181
                                                                                                                    --------------
                                                                                                                       276,111,221
                                                                                                                    --------------
FINANCE-CONSUMER--0.44%
   25,000  American General Finance Corporation..................         10/20/99                  5.310               24,929,938
                                                                                                                    --------------
FINANCE-DIVERSIFIED--1.78%
   50,000  Associates Corporation of North America...............         10/20/99                  5.300               49,860,139
   51,750  Barclays U.S. Funding Corporation.....................   10/14/99 to 10/20/99            5.280               51,629,330
                                                                                                                    --------------
                                                                                                                       101,489,469
                                                                                                                    --------------
FINANCE-SUBSIDIARY--2.45%
  110,000  Deutsche Bank Financial Incorporated..................   10/12/99 to 10/26/99            5.300              109,749,722
   30,000  Dresdner U.S. Finance.................................         10/20/99                  5.300               29,916,084
                                                                                                                    --------------
                                                                                                                       139,665,806
                                                                                                                    --------------
FOOD & BEVERAGE--0.96%
   20,000  Anheuser Busch Companies Incorporated.................         10/16/99                 5.281*               19,991,621
   35,000  General Mills Incorporated............................         10/05/99                  5.280               34,979,467
                                                                                                                    --------------
                                                                                                                        54,971,088
                                                                                                                    --------------
INSURANCE--1.99%
   20,000  Prudential Funding Corporation........................         10/07/99                  5.310               19,982,300
   10,000  St. Paul Companies Incorporated.......................         10/19/99                  5.280                9,973,600
   25,000  Teachers Insurance & Annuity Association of America...         10/08/99                  5.320               24,974,139
   58,639  USAA Capital Corporation..............................   10/14/99 to 10/26/99            5.280               58,470,806
                                                                                                                    --------------
                                                                                                                       113,400,845
                                                                                                                    --------------
INSURANCE-PROPERTY/CASUALTY--0.84%
   48,000  AIG Funding Incorporated..............................         10/05/99                  5.270               47,971,893
                                                                                                                    --------------
MANUFACTURING-DIVERSIFIED--0.44%
   25,000  Minnesota Mining & Manufacturing......................         10/20/99                  5.270               24,930,465
                                                                                                                    --------------
METALS & MINING--1.45%
   82,800  Rio Tinto America Incorporation.......................   10/18/99 to 10/25/99       5.300 to 5.320           82,569,446
                                                                                                                    --------------
OIL EQUIPMENT & SERVICES--0.48%
   27,600  Colonial Pipeline Company.............................         10/21/99                  5.300               27,518,733
                                                                                                                    --------------
PAPER & FOREST PRODUCTS--0.40%
   23,000  Weyerhauser Real Estate Company.......................         10/08/99                  5.280               22,976,387
                                                                                                                    --------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                MATURITY DATES          INTEREST RATES           VALUE
---------                                                          ----------------------  -----------------------  --------------
COMMERCIAL PAPER@--(CONCLUDED)
PRINTING & PUBLISHING--0.87%
$  25,000  Gannett Company.......................................         10/07/99                 5.270%           $   24,978,042
   25,000  Reed Elsevier (USA) Incorporated......................         10/21/99                  5.300               24,926,389
                                                                                                                    --------------
                                                                                                                        49,904,431
                                                                                                                    --------------
RETAIL-MERCHANDISE--2.24%
  128,332  Wal Mart Stores Incorporated..........................   10/05/99 to 10/26/99       5.280 to 5.300          127,937,242
                                                                                                                    --------------
TELECOMMUNICATIONS--0.79%
   20,000  Bell Atlantic Network Funding Corporation.............         10/26/99                  5.300               19,926,389
   25,000  Lucent Technology Incorporated........................         10/06/99                  5.270               24,981,701
                                                                                                                    --------------
                                                                                                                        44,908,090
                                                                                                                    --------------
TRANSPORTATION--0.44%
   25,000  United Parcel Service.................................         10/06/99                  5.270               24,981,701
                                                                                                                    --------------
UTILITY-ELECTRIC--0.70%
   40,000  Southern Company......................................         10/13/99                  5.320               39,929,067
                                                                                                                    --------------
Total Commercial Paper (cost--$3,706,044,004)....................                                                    3,706,044,004
                                                                                                                    --------------

SHORT-TERM CORPORATE OBLIGATIONS--1.11%
BANKING--DOMESTIC 0.44%
   25,000  Banc One Corporation..................................         10/01/99                 5.251*               25,000,000
                                                                                                                    --------------
FINANCE-DIVERSIFIED--0.67%
   38,000  Associates Corporation of North America...............         10/29/99                 5.309*               37,982,999
                                                                                                                    --------------
Total Short-Term Corporate Obligations (cost--$62,982,999).......                                                       62,982,999
                                                                                                                    --------------

MONEY MARKET FUNDS--3.17%
  180,894  Aim Liquid Assets Portfolio (cost--$180,893,757)......         10/01/99                  5.440              180,893,757
                                                                                                                    --------------
Total Investments (cost--$5,744,784,214 which approximates cost
  for federal income tax purposes)--100.69%......................                                                    5,744,784,214
Liabilities in excess of other assets --(0.69)%..................                                                      (39,118,336)
                                                                                                                    --------------
Net Assets (applicable to 5,706,599,677 shares outstanding
  at $1.00 per share)--100.00%...................................                                                   $5,705,665,878
                                                                                                                    ==============

---------------

* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of September 30, 1999 and reset periodically.
@    Interest rates shown are discount rates at date of purchase.

                       Weighted Average Maturity--48 Days

                 See accompanying notes to financial statements

PAINEWEBBER CASHFUND, INC.

STATEMENT OF OPERATIONS

                                                              FOR THE SIX MONTHS
                                                                     ENDED
                                                              SEPTEMBER 30, 1999
                                                                  (UNAUDITED)
                                                              -------------------
Interest income.............................................      $ 151,476,428
                                                                  -------------

EXPENSES:
Investment advisory and administration......................         10,555,138
Transfer agency and related services fees...................          4,483,264
Reports and notices to shareholders.........................            489,594
Custody and accounting......................................            302,096
Legal and audit.............................................            177,558
Insurance...................................................             67,402
Federal and state registration..............................             28,153
Directors' fees.............................................              5,250
Other expenses..............................................              5,428
                                                                  -------------
                                                                     16,113,883
                                                                  -------------
NET INVESTMENT INCOME.......................................        135,362,545
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS..............             42,430
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $ 135,404,975
                                                                  =============

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                    ENDED           FOR THE YEAR
                                                              SEPTEMBER 30, 1999        ENDED
                                                                 (UNAUDITED)       MARCH 31, 1999
                                                              ------------------   ---------------
FROM OPERATIONS:
Net investment income.......................................    $   135,362,545    $   285,091,504
Net realized gains from investment transactions.............             42,430            401,710
                                                                ---------------    ---------------
Net increase in net assets resulting from operations........        135,404,975        285,493,214
                                                                ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................       (135,362,545)      (285,091,504)
                                                                ---------------    ---------------
Net increase (decrease) in net assets derived from capital
  share transactions........................................       (406,935,452)       428,894,939
                                                                ---------------    ---------------
Net increase (decrease) in net assets.......................       (406,893,022)       429,296,649

NET ASSETS:
Beginning of period.........................................      6,112,558,900      5,683,262,251
                                                                ---------------    ---------------
End of period...............................................    $ 5,705,665,878    $ 6,112,558,900
                                                                ===============    ===============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Cashfund, Inc. (the "Fund"), was organized under the laws of Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's Board of Directors has approved an investment advisory and administration contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, PaineWebber receives compensation from the Fund, computed daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of average daily net assets in excess of $5.5 billion. At September 30, 1999, the Fund owed PaineWebber $1,697,585 in investment advisory and administration fees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber, serves as sub-adviser to the Fund pursuant to a Sub-Advisory Contract between PaineWebber and Mitchell Hutchins. In accordance with the sub-advisory contract, PaineWebber (not the Fund) pays Mitchell Hutchins for sub-advisory services provided.

TRANSFER AGENCY RELATED SERVICE FEES

  PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc., the Fund's transfer agent, and is compensated for these services by PFPC Inc., not the Fund. For the year ended March 31, 1999, PaineWebber received from PFPC Inc., not the Fund, approximately 56% of the total transfer agency and related service fees collected by PFPC Inc. from the Fund.

OTHER LIABILITIES

  At September 30, 1999, the amounts payable for investments purchased and dividends payable aggregated $49,777,815 and $7,481,541, respectively.

FEDERAL TAX STATUS

  The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

  At March 31, 1999, the Fund had a net capital loss carryforward of $804,959. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL SHARE TRANSACTIONS

  There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                                              FOR THE SIX MONTHS
                                                                    ENDED           FOR THE YEAR
                                                              SEPTEMBER 30, 1999        ENDED
                                                                 (UNAUDITED)       MARCH 31, 1999
                                                              ------------------   ---------------
Shares sold.................................................     10,677,248,464     21,758,169,027
Shares repurchased..........................................    (11,214,861,925)   (21,606,489,535)
Dividends reinvested........................................        130,678,009        277,215,447
                                                                ---------------    ---------------
Net increase (decrease) in shares outstanding...............       (406,935,452)       428,894,939
                                                                ===============    ===============

PAINEWEBBER CASHFUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                    FOR THE SIX MONTHS
                                          ENDED                             FOR THE YEARS ENDED MARCH 31,
                                    SEPTEMBER 30, 1999   -------------------------------------------------------------------
                                       (UNAUDITED)          1999          1998          1997          1996          1995
                                    ------------------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
  period..........................      $      1.00      $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                        -----------      -----------   -----------   -----------   -----------   -----------
Net investment income.............           0.0225           0.0487        0.0511        0.0482        0.0523        0.0433
Dividends from net investment
  income..........................          (0.0225)         (0.0487)      (0.0511)      (0.0482)      (0.0523)      (0.0433)
                                        -----------      -----------   -----------   -----------   -----------   -----------
Net asset value, end of period....      $      1.00      $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                        ===========      ===========   ===========   ===========   ===========   ===========
Total investment return(1)........             2.29%            4.98%         5.23%         4.93%         5.36%         4.44%
                                        ===========      ===========   ===========   ===========   ===========   ===========
Ratios/Supplemental Data:
Net assets, end of period
  (000's).........................      $ 5,705,666      $ 6,112,559   $ 5,683,262   $ 5,260,468   $ 5,308,558   $ 3,700,678
Expenses to average net assets....             0.54%*           0.52%         0.56%         0.63%         0.60%         0.62%
Net investment income to average
  net assets......................             4.53%*           4.86%         5.11%         4.82%         5.24%         4.35%

-----------------
*  Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. Total investment return is not annualized for period of less than a year.

--------------------------------------------------------------------------------

DIRECTORS

E. Garrett Bewkes, Jr.            Meyer Feldberg
CHAIRMAN

Margo N. Alexander                George W. Gowen

Richard Q. Armstrong              Frederic V. Malek

Richard R. Burt                   Carl W. Schafer

Mary C. Farrell                   Brian M. Storms


PRINCIPAL OFFICERS

Margo N. Alexander                Paul H. Schubert
PRESIDENT                         VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld             Dennis L. McCauley
VICE PRESIDENT                    VICE PRESIDENT

Dianne E. O'Donnell               Susan P. Ryan
VICE PRESIDENT AND SECRETARY      VICE PRESIDENT


ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019


INVESTMENT ADVISERS

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019




THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

PAINEWEBBER

-------------------------------------

CASHFUND, INC.

SEMIANNUAL REPORT

SEPTEMBER 30, 1999







                                  PAINEWEBBER
                        -C-1999 PaineWebber Incorporated
                                  Member SIPC
                              All rights reserved.